Additional Paid-In Capital	12 Months Ended
Dec. 31, 2013
Additional Paid-In Capital [Abstract]
Additional Paid-In Capital

10.  Additional Paid-in Capital

	Warrants	Stock options and RSUs	Compensation options	Other paid-in capital	Total additional paid-in capital

As of December 31, 2011	$10,288	$5,065	$588	$8,729	$24,670
Warrants issued	3,260	-	-	-	3,260
Warrants exercised	(601)	-	-	601	-
Warrants expired	(11)	-	-	11	-
Stock options exercised	-	(50)	-	50	-
Stock options expired	-	(1,585)	-	1,585	-
Stock options amortization	-	1,081	-	-	1,081
Compensation options exercised	-	-	(294)	294	-
Restricted stock units expensed	-	3,144	-	-	3,144
As of December 31, 2012	12,936	7,655	294	11,270	32,155
Stock options amortization	-	370	-	-	370
Restricted stock units expensed	-	372	-	-	372
Restricted stock units vested	-	(410)	-	-	(410)
Compensation options expired	-	-	(294)	294	-
As of December 31, 2013	$12,936	$7,987	$-	$11,564	$32,487

Warrants

Warrant activity is summarized in the following table:

	Warrants outstanding	Valuation	Weighted average exercise price per share	Weighted average remaining life (yrs.)	Intrinsic value

As of December 31, 2011	15,850,238	10,288	$3.91	3.7	$485
Exercised	(619,565)	(601)
Expired	(10,871)	(11)
Issued (Note 9)	4,757,941	3,260
As of December 31, 2012	19,977,743	12,936	$4.25	2.6	$-
As of December 31, 2013	19,977,743	$12,936	$4.63	1.6	$-

The 19,977,743 outstanding warrants expire in the following time frames: 2,666,666 expire July 2014, 2,091,275 expire December 2014, and 15,219,802 expire in October 2015.   The exercise price for the 15,219,802 warrants increased to $5.00 per common share during October 2013.

The fair value of warrants issued during 2012 was estimated at the issue date using the Black-Scholes Merton fair value model adjusted to relative fair value using the following assumptions:

Expected volatility	63.70%	-	67.50%
Risk-free interest rate	0.24%	-	0.26%
Expected life (years)	2
Dividend yield	N/A

Compensation Options

	Compensation options outstanding	Valuation	Weighted average exercise price per share	Expiry date	Weighted average remaining life (yrs.)

As of December 31, 2011	450,000	$588	$3.30	April 2013	1.3
Exercised	(225,000)	(294)
As of December 31, 2012	225,000	294	3.30	April 2013	0.3
Expired	(225,000)	(294)
As of December 31, 2013	-	$-

Stock-Based Compensation

Under our Stock Option Plan (the “Plan”) and our Long-Term Equity Incentive Plan (the “LTIP”), we may grant options and/or RSUs or restricted stock awards (“RSAs”) to our directors, officers, employees and consultants.  The combined maximum number of our Common Shares that may be reserved for issuance under the Plan and the LTIP is a variable number equal to 10% of the issued and outstanding Common Shares on a non-diluted basis.    Options under the Plan are granted from time to time at the discretion of the Board of Directors of the Company (“Board”), with vesting periods and other terms as determined by the Board.  The LTIP is administered by the Board, which can delegate the administration to the Compensation Committee of the Board or to such other officers and employees of Vista as designated by the Board.  Stock-based compensation expense for the years ended December 31, 2013, 2012 and 2011 is as follows:

	Year ended December 31,
	2013	2012	2011

Stock options	$370	$1,081	$1,496
Restricted stock units	372	3,144	524
	$742	$4,225	$2,020

As of December 31, 2013, stock options and RSUs had unrecognized compensation expense of $1,400 and $1,811, respectively, which is expected to be recognized over a weighted average period of 5.0 and 1.82 years, respectively.

Stock Options

A summary of option activity under the Plan as of December 31, 2013 and 2012 and changes during the period then ended is set forth in the following table:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual term	Aggregate intrinsic value

Outstanding - December 31, 2011	3,195,000	$3.27	2.73	$1,039
Granted	600,000	2.97
Exercised	(32,500)	2.90
Expired	(660,000)	2.80
Outstanding - December 31, 2012	3,102,500	2.80	2.68	637
Granted	985,000	0.36
Cancelled/Forfieted	(450,000)	3.07
Expired	(755,000)	3.32
Outstanding - December 31, 2013	2,882,500	$1.79	3.07	$54

Exercisable - December 31, 2013	2,143,750	$2.29	2.40	$13

A summary of our unvested stock options as of December 31, 2013 and 2012 and changes during the period then ended is set forth in the following table:

	Number of options	Weighted average grant-date fair value per option

Unvested - December 31, 2011	597,000	$1.60
Granted	600,000	1.47
Vested	(897,000)	1.56
Unvested - December 31, 2012	300,000	1.47
Granted	985,000	0.22
Vested	(546,250)	0.90
Unvested - December 31, 2013	738,750	$0.22

The fair value of stock options granted to employees, directors and consultants was estimated at the grant date using the Black-Scholes option pricing model using the following assumptions:

		Years ended December 31,
	2013	2012			2011

Expected volatility	72.26%	81.69%	-	83.67%	83.40%	-	83.86%
Risk-free interest rate	1.70%	0.77%	-	0.88%	0.88%	-	1.60%
Expected life (years)	5	5			5
Dividend yield	N/A	N/A			N/A

Option pricing models require the input of highly subjective assumptions, including the expected price volatility.  Expected price volatility is based on the historical volatility of our Common Shares.  Changes in the subjective input assumptions can materially affect the fair value estimate.  The expected term of the options granted is derived from the output of the option pricing model and represents the period of time that the options granted are expected to be outstanding.  The risk-free rate for the periods within the contractual term of the option is based on the U.S. Treasury yield curve in effect at the date of grant.

Restricted Stock Units

The following table summarizes the RSU activity under the LTIP as of December 31, 2013 and 2012 and changes during the years then ended:

	Number of units	Weighted average grant-date fair value per RSU

Unvested - December 31, 2011	960,000	$3.84
Cancelled	(107,832)	3.07
Granted	1,142,339	3.20
Unvested - December 31, 2012	1,994,507	3.50
Cancelled	(1,133,592)	2.58
Vested	(116,875)	3.51
Granted	1,850,424	0.82
Unvested - December 31 , 2013	2,594,464	$2.00

A portion of the RSU awards vest on a fixed future date provided the recipient continues to be affiliated with Vista on that date.  Other RSU awards vest subject to certain performance criteria, including the accomplishment of certain corporate objectives and the Company’s share price performance.  The vesting period for time based RSUs is at least one year.